Borrowings (Details) - Schedule of Maturity and Current Value of Obligations for Finance Lease Agreements S/ in Thousands	Dec. 31, 2022 PEN (S/)
Schedule Of Maturity And Current Value Of Obligations For Finance Lease Agreements Abstract
Finance lease total	S/ 873
Future financial charges	(38)
Present value of the obligations for finance lease contracts	S/ 835